VOYAGEUR
                     YOUR TAX SENSITIVE INVESTMENT MANAGER

                             FLORIDA TAX FREE FUND
                         FLORIDA INSURED TAX FREE FUND
                       FLORIDA LIMITED TERM TAX FREE FUND

                                 ANNUAL REPORT

                            DATED DECEMBER 31, 1996



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


LETTER FROM THE PRESIDENT


[PHOTO]
JOHN G. TAFT
PRESIDENT

Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser or Voyageur Client Service representatives are available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may have concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft
John G. Taft
President
Voyageur Florida Tax Free Fund
Voyageur Florida Insured Tax Free Fund
Voyageur Florida Limited Term Tax Free Fund



VOYAGEUR FLORIDA TAX FREE FUNDS

[PHOTO]
STEVEN P. ELDREDGE IS THE SENIOR MUNICIPAL BOND MANAGER FOR THE VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND, THE VOYAGEUR FLORIDA INSURED TAX FREE FUND AND THE VOYAGEUR FLORIDA TAX FREE FUND. MR. ELDREDGE HAS MORE THAN 18 YEARS OF INVESTMENT INDUSTRY EXPERIENCE.

For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur Florida Tax Free Funds were as follows:
Voyageur Florida Tax Free Fund 3.74%*; Voyageur Florida Insured Tax Free Fund 2.90%*; and the Voyageur Florida Limited Term Tax Free Fund 3.34%.*

We continue to manage the Voyageur Florida Tax Free Funds with a dual focus of generating higher tax-exempt income levels and protecting future income streams. By elevating portfolio income, we have accomplished two important goals. First, we were able to provide our shareholders with competitive distribution rates. Second, higher income levels create a valuable cushion against market declines -- such as those we witnessed during the first half of 1996. In order to better provide for current income level for longer periods of time, we have also continued to take advantage of opportunities to extend the Funds' call protection whenever possible.

OUTLOOK
The U.S. economy is still showing signs of moderate growth with moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

Florida continues to have a relatively vibrant economy. Several tax-exempt sectors within the state have proven to add value to the Funds' performance during the past six months. School districts, for example, are unable to keep up with the demand for more classroom space and are actively issuing new debt. This increased supply makes the bonds relatively cheap and an attractive purchase. Once school debt issuance subsides -- and we believe it will -- prices should appreciate, benefitting the Funds.

Another sector which we believe represents good long-term value is health care. Attracted to the elderly population in their state, many large health care organizations are buying independently operated Florida hospitals. As these individual hospitals become part of a network, their general financial picture typically improves and, consequently, the price of their bonds tends to rise. Thus, we are attempting to take advantage of this trend by increasing our weighting of health care issues in the Funds.


*Past performance is no guarantee of future results.

Insurance pertains only to the timely payment of principal and interest by the securities in the Voyageur Florida Insured Tax Free Fund's portfolio. The value of the insured securities and the Fund itself will fluctuate due to changing market conditions. No representation is made as to any insurer's ability to meet its commitment.



                         VOYAGEUR FLORIDA TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996



                                 Class A Shares
                                    [GRAPH]


                FL Tax Free                             FL Tax Free                              Lehman Bros. 20
           Without Sales Charge                      With Sales Charge                      Year Municipal Bond Index
                   10000                                   9625                                       10000
Mar-95             10133                                   9753                                       10110
                   10130                                   9750                                       10108
                   10492                                   10098                                      10489
                   10379                                   9989                                       10327
                   10409                                   10019                                      10381
                   10481                                   10088                                      10523
                   10636                                   10237                                      10606
                   10863                                   10456                                      10832
                   11092                                   10676                                      11072
Dec-95             11248                                   10827                                      11227
                   11312                                   10888                                      11284
                   11227                                   10806                                      11155
                   10972                                   10560                                      10977
                   10928                                   10518                                      10933
                   10948                                   10537                                      10946
                   11045                                   10630                                      11100
                   11163                                   10744                                      11209
                   11216                                   10795                                      11191
                   11367                                   10941                                      11417
                   11508                                   11076                                      11554
                   11682                                   11244                                      11796
Dec-96             11670                                   11232                                      11726



Voyageur Florida Tax Free Fund Without Sales Charge - Ending Value $11,670

Voyageur Florida Tax Free Fund With Sales Charge - Ending Value $11,233

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $11,726

The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 3.75% sales charge.
     ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                         Voyageur Florida Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                      Since
                        1 Year      3/2/95**

  Without Sales Charge   3.74%       8.76%

  With Sales Charge*    (0.15%)      6.53%

  Lehman Bros. 20        4.45%       9.09%
  Year Municipal
  Bond Index


                         Voyageur Florida Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    9/15/95**

  Without Contingent        3.51%     6.70%
  Deferred Sales Charge

  With Contingent          (1.49%)    3.67%
  Deferred Sales Charge***


                         Voyageur Florida Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    4/22/95**

                            2.97%     6.97%



                               Quality Breakdown
                                  [PIE CHART]

                                A/A       17%
                                Baa/BBB   17%
                                NR/NR     18%
                                Aa/AA     20%
                                Aaa/AAA   28%


                                Sector Breakdown
                        (shown as % of total net assets)

                       Health Care                  33.4%
                       Housing                      23.7%
                       Other Revenue                17.2%
                       Utilities                    10.5%
                       Industrial                    4.7%
                       Education                     4.0%
                       Lease/C.O.P.                  2.3%
                       Transportation                2.2%


                                   Statistics

                        Average Maturity        13.9  Years

                        Average Coupon                6.37%

                        Portfolio Duration       8.5  Years

                        Average Quality             Baa/BBB



                     VOYAGEUR FLORIDA INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996



                                 Class A Shares
                                    [GRAPH]


            FL Insured Tax Free                     FL Insured Tax Free                         Lehman Bros. Long
           Without Sales Charge                      With Sales Charge                    Insured Municipal Bond Index
Jan-92             10000                                   9625                                       10000
                  10123.9                                 9744.28                                     10030
                  10133.3                                 9753.31                                     10026
                  10158.4                                 9777.41                                     10026
                  10213.5                                 9830.53                                     10115
                  10361.2                                 9972.65                                     10234
                  10530.8                                 10135.9                                     10418
                  10856.1                                  10449                                      10779
                  10685.1                                 10284.4                                     10644
                  10784.2                                 10379.8                                     10696
                  10674.4                                 10274.1                                     10573
                  10964.2                                  10553                                      10815
Dec-92            11125.2                                  10708                                      10932
                  11259.1                                 10836.9                                     11054
                  11619.7                                  11184                                      11502
                  11645.5                                 11208.8                                     11363
                  11768.5                                 11327.2                                     11496
                  11838.2                                 11394.3                                     11571
                  12039.9                                 11588.4                                     11766
                  12055.4                                 11603.3                                     11791
                  12346.2                                 11883.2                                     12045
                  12471.1                                 12003.5                                     12186
                  12518.1                                 12048.7                                     12201
                  12350.9                                 11887.7                                     12087
Dec-93            12542.1                                 12071.8                                     12356
                  12814.5                                 12333.9                                     12500
                  12460.4                                 11993.1                                     12151
                  11931.7                                 11484.3                                     11581
                  11698.9                                 11260.2                                     11699
                  11868.8                                 11423.7                                     11813
                  11759.9                                 11318.9                                     11725
                  12013.4                                 11562.9                                     11970
                  12009.5                                 11559.2                                     11986
                  11757.9                                 11316.9                                     11788
                  11469.5                                 11039.4                                     11549
                  11120.7                                 10703.6                                     11340
Dec-94            11456.4                                 11026.8                                     11617
                   11874                                  11428.8                                     12003
                  12414.5                                  11949                                      12373
                   12555                                  12085.1                                     12510
                  12550.9                                 12080.2                                     12521
                  13012.9                                 12524.9                                     12943
                  12847.6                                 12365.9                                     12801
                  12892.8                                 12409.3                                     12903
                  12988.1                                  12501                                      13078
                  13195.9                                  12701                                      13168
                  13429.6                                  12926                                      13392
                  13702.5                                 13188.6                                     13633
Dec-95            13887.7                                 13366.9                                     13773
                  13972.6                                 13448.6                                     13874
                  13836.5                                 13317.6                                     13763
                   13521                                   13014                                      13562
                  13461.3                                 12956.5                                     13516
                   13440                                   12936                                      13509
                  13562.7                                 13054.1                                     13667
                  13724.2                                 13209.5                                     13793
                   13754                                  13239.2                                     13787
                  13944.4                                 13421.5                                     13990
                  14108.2                                 13579.2                                     14155
                  14378.6                                 13839.4                                     14434
Dec-96            14290.9                                  13755                                      14359



Voyageur Florida Insured Tax Free Fund Without Sales Charge - Ending Value
$14,291

Voyageur Florida Insured Tax Free Fund With Sales Charge - Ending Value $13,755

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $14,359

The Lehman Bros. Long Insured Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 3.75% sales charge.
     ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                     Voyageur Florida Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                      Since
                           1 Year    1/1/92**

  Without Sales Charge      2.90%     7.39%

  With Sales Charge*       (0.96%)    6.58%

  Lehman Bros. Long         4.25%     7.50%
  Insured Municipal
  Bond Index


                     Voyageur Florida Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    3/11/94**

  Without Contingent        2.40%     5.21%
  Deferred Sales Charge

  With Contingent          (2.60%)    3.89%
  Deferred Sales Charge***


                                Sector Breakdown
                        (shown as % of total net assets)

    Health Care                                               23.3%
    Other Revenue                                             21.0%
    Housing                                                   14.1%
    Utilities                                                 20.4%
    General Obligation                                         7.9%
    Lease/C.O.P.                                               6.0%
    Transportation                                             4.8%
    Industrial                                                 3.7%


                                   Statistics

                       Average Maturity        12.1  Years

                       Average Coupon                5.97%

                       Portfolio Duration       8.0  Years

                       Average Quality             Aaa/AAA


                   VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares
                                    [GRAPH]


         FL Limited Term Tax Free                FL Limited Term Tax Free                        Lehman Bros. 5
           Without Sales Charge                      With Sales Charge                      Year Municipal Bond Index
                   10000                                   9625                                       10000
May-94             10000                                   9725                                       10050
                  10011.1                                 9735.79                                     10044
                  10016.7                                 9741.25                                     10161
                  10108.9                                 9830.86                                     10210
                   10005                                  9729.83                                     10141
                  9894.76                                 9622.66                                     10074
                  9743.84                                 9475.88                                     9983
Dec-94            9845.45                                 9574.7                                      10096
                  10050.3                                 9773.89                                     10221
                  10317.6                                 10033.9                                     10400
                  10421.1                                 10134.6                                     10506
                  10473.1                                 10185.1                                     10546
                  10733.3                                 10438.1                                     10767
                  10785.8                                 10489.2                                     10785
                  10870.1                                 10571.1                                     10917
                  10986.4                                 10684.3                                     11016
                  11092.4                                 10787.3                                     11044
                  11177.6                                 10870.2                                     11111
                  11284.5                                 10974.2                                     11212
Dec-95            11335.5                                 11023.7                                     11271
                  11454.6                                 11139.6                                     11383
                  11410.4                                 11096.6                                     11352
                   11258                                  10948.4                                     11272
                  11235.3                                 10926.3                                     11271
                  11266.9                                 10957.1                                     11266
                  11320.9                                 11009.5                                     11333
                  11396.8                                 11083.4                                     11416
                  11439.8                                 11125.2                                     11426
                  11494.3                                 11178.2                                     11520
                  11593.5                                 11274.7                                     11620
                   11693                                  11371.4                                     11771
Dec-96            11714.4                                 11392.3                                     11749



Voyageur Florida Limited Term Tax Free Fund Without Sales Charge - Ending Value $11,714

Voyageur Florida Limited Term Tax Free Fund With Sales Charge - Ending Value $11,392

Lehman Bros. 5 Year Municipal Bond Index - Ending Value $11,749

The Lehman Bros. 5 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 2.75% sales charge.
     ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                  Voyageur Florida Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                      Since
                        1 Year       5/1/94**

  Without Sales Charge   3.34%        6.10%

  With Sales Charge*     0.50%        5.00%

  Lehman Bros. 5         4.24%        6.23%
  Year Municipal
  Bond Index


                   Voyageur Florida Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    9/15/95**

  Without Contingent        2.57%     2.86%
  Deferred Sales Charge

  With Contingent          (1.43%)    0.56%
  Deferred Sales Charge***


                   Voyageur Florida Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    3/23/95**

                            2.37%     5.77%


                               Quality Breakdown
                                  [PIE CHART]

                                 NR/NR      5%
                                 A/A        6%
                                 Aa/AA      8%
                                 Baa/BBB   16%
                                 Aaa/AAA   65%


                                Sector Breakdown
                        (shown as % of total net assets)

                      Other Revenue                 6.0%
                      Education                     5.9%
                      Pre-Refunded/Escrow          17.5%
                      C.O.P.                       11.8%
                      Health Care                   9.4%
                      Housing                       6.4%
                      Utilities                    14.8%
                      General Obligation            6.2%
                      Transportation               16.1%
                      Industrial                    4.5%


                                   Statistics

                        Average Maturity        6.9  Years

                        Average Coupon               6.61%

                        Portfolio Duration      5.2  Years

                        Average Quality              Aa/AA



INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Voyageur Investment Trust
Voyageur Investment Trust II:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Florida Tax Free Fund and Voyageur Florida Insured Tax Free Fund (funds within Voyageur Investment Trust) and Voyageur Florida Limited Term Tax Free Fund (a fund within Voyageur Investment Trust II) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 for Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund (for the year ended December 31, 1996 and the period from March 2, 1995, commencement of operations, to December 31, 1995 for Voyageur Florida Tax Free
Fund) and the financial highlights for the periods presented in note 8. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and where replies are not received we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Florida Tax Free Fund, Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund as of December 31, 1996, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                         KPMG Peat Marwick LLP


Minneapolis Minnesota
February 14, 1997




THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                              DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                     VOYAGEUR         VOYAGEUR         VOYAGEUR
                                                                     FLORIDA          FLORIDA          FLORIDA
                                                                     TAX FREE         INSURED        LIMITED TERM
                                                                       FUND         TAX FREE FUND    TAX FREE FUND
                                                                   -------------    -------------    -------------
       ASSETS
Investments in securities, at market value (note 1) (identified cost:
   $7,122,990, $190,404,182 and $4,128,884, respectively) ......   $   7,261,235    $ 197,752,183    $   4,193,756
Cash in bank on demand deposit .................................          79,667             --             20,363
Accrued interest receivable ....................................         118,486        3,189,675           67,758
Receivable for Fund shares sold ................................            --             54,134             --
Receivable for investment securities sold ......................            --               --            168,384
Organizational costs (note 4) ..................................            --               --             21,500
                                                                   -------------    -------------    -------------
   Total assets ................................................       7,459,388      200,995,992        4,471,761
                                                                   -------------    -------------    -------------

       LIABILITIES
Bank overdraft .................................................            --          1,589,304             --
Dividends payable to shareholders ..............................          32,819          804,130           14,943
Payable for Fund shares redeemed ...............................            --            153,499             --
Payable for investment securities purchased ....................            --          3,000,000          193,843
Other accrued expenses .........................................          15,145           56,136            7,732
                                                                   -------------    -------------    -------------
   Total liabilities ...........................................          47,964        5,603,069          216,518
                                                                   -------------    -------------    -------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....................   $   7,411,424    $ 195,392,923    $   4,255,243
                                                                   =============    =============    =============

Represented by:
   Paid-in capital (note 1) ....................................   $   7,278,802    $ 201,520,471    $   4,169,180
   Undistributed net investment income .........................           3,313          103,192           19,500
   Accumulated net realized gain (loss) on investments (note 1)           (8,936)     (13,578,741)           1,691
   Unrealized appreciation of investments ......................         138,245        7,348,001           64,872
                                                                   -------------    -------------    -------------
     Total net assets ..........................................   $   7,411,424    $ 195,392,923    $   4,255,243
                                                                   =============    =============    =============

Net assets applicable to outstanding Class A Shares ............   $   5,761,111    $ 192,170,842    $   3,158,899
                                                                   =============    =============    =============
Net assets applicable to outstanding Class B Shares ............   $   1,634,750    $   3,222,081    $   1,042,061
                                                                   =============    =============    =============
Net assets applicable to outstanding Class C Shares ............   $      15,563              N/A    $      54,283
                                                                   =============    =============    =============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of beneficial interest outstanding: 547,447,
     17,937,779 and 302,985, respectively (note 7) .............   $       10.52    $       10.71    $       10.43
                                                                   =============    =============    =============
   Class B - Shares of beneficial interest outstanding: 155,265,
     300,908 and 99,966, respectively (note 7) .................   $       10.53    $       10.71    $       10.42
                                                                   =============    =============    =============
   Class C - Shares of beneficial interest outstanding: 1,479,
     N/A and 5,209, respectively (note 7) ......................   $       10.52              N/A    $       10.42
                                                                   =============    =============    =============

See accompanying notes to financial statements.




THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                           YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------


                                                               VOYAGEUR        VOYAGEUR        VOYAGEUR
                                                               FLORIDA         FLORIDA         FLORIDA
                                                               TAX FREE        INSURED       LIMITED TERM
                                                                FUND        TAX FREE FUND    TAX FREE FUND
                                                             ------------    ------------    ------------
Investment income:
   Interest ..............................................   $    358,829    $ 12,386,272    $    151,579
                                                             ------------    ------------    ------------

Expenses (note 3):
   Investment advisory and management fee ................         29,915       1,074,026          11,429
   Dividend-disbursing, administrative and
     accounting services fees ............................         30,812         314,165          21,512
   Printing, postage and supplies ........................          4,061          26,284             505
   Audit and accounting fees .............................          5,393          22,692           5,675
   Legal fees ............................................             85           6,503              40
   Distribution fees - Class A ...........................         12,611         529,135           5,390
   Distribution fees - Class B ...........................          9,331          30,245           6,567
   Distribution fees - Class C ...........................             98            --               539
   Directors' fees .......................................            482          14,428             190
   Registration fees .....................................          5,615           4,790           6,683
   Custodian fees ........................................          3,355          34,616           2,285
   Amortization of organizational costs (note 4) .........           --            20,052           9,214
   Other .................................................          1,035          20,783             112
                                                             ------------    ------------    ------------
     Total expenses ......................................        102,793       2,097,719          70,141
   Less:  Expenses waived or absorbed ....................        (78,755)       (508,322)        (45,417)
                                                             ------------    ------------    ------------
   Net expenses before earnings credits on uninvested cash         24,038       1,589,397          24,724
   Less:  Earnings credits on uninvested cash ............           (134)           --               (11)
                                                             ------------    ------------    ------------
     Total net expenses ..................................         23,904       1,589,397          24,713
                                                             ------------    ------------    ------------
     Investment income - net .............................        334,925      10,796,875         126,866
                                                             ------------    ------------    ------------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on security transactions (note 2)          (8,936)       (735,445)          1,691
   Net change in unrealized appreciation or
     depreciation of investments .........................        (77,041)     (4,859,101)          6,281
                                                             ------------    ------------    ------------
       Net gain (loss) on investments ....................        (85,977)     (5,594,546)          7,972
                                                             ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $    248,948    $  5,202,329    $    134,838
                                                             ============    ============    ============

See accompanying notes to financial statements.



THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------


                                                                                      VOYAGEUR FLORIDA
                                                                                       TAX FREE FUND
                                                                                 ----------------------------
                                                                                    YEAR        PERIOD FROM
                                                                                    ENDED     MARCH 2, 1995*
                                                                                 DECEMBER 31, TO DECEMBER 31,
Operations:                                                                          1996         1995
                                                                                 -----------    -----------
     Investment income - net .................................................   $   334,925    $   116,021
     Realized gain (loss) on security transactions ...........................        (8,936)         8,195
     Net change in unrealized appreciation or depreciation of investments ....       (77,041)       215,286
                                                                                 -----------    -----------
         Net increase in net assets resulting from operations ................       248,948        339,502
                                                                                 -----------    -----------
Distributions to shareholders from:
     Investment income - net:
         Class A .............................................................      (284,033)      (114,869)
         Class B .............................................................       (47,151)          (890)
         Class C .............................................................          (466)          (224)
     Net realized gain on investments:
         Class A .............................................................          --           (8,023)
         Class B .............................................................          --             (156)
         Class C .............................................................          --              (16)
                                                                                 -----------    -----------
     Total distributions .....................................................      (331,650)      (124,178)
                                                                                 -----------    -----------
Share transactions (note 7):
     Proceeds from sale of shares:
         Class A (note 3) ....................................................     2,129,354      7,295,342
         Class B .............................................................     1,541,795         98,749
         Class C .............................................................        15,000          8,000
     Net asset value of shares issued in connection with acquisition of
        Mackenzie Florida Limited Term Fund (note 5):
         Class A .............................................................           N/A            N/A
         Class B .............................................................           N/A            N/A
     Net asset value of shares issued in reinvestment of net investment income, and realized gain distributions:
         Class A .............................................................        91,414         58,440
         Class B .............................................................         6,313            127
         Class C .............................................................           121            188
     Payments for redemption of shares:
         Class A .............................................................      (781,790)    (3,145,208)
         Class B (note 3) ....................................................       (30,651)          --
         Class C .............................................................        (8,392)          --
                                                                                 -----------    -----------
     Increase (decrease) in net assets from share transactions ...............     2,963,164      4,315,638
                                                                                 -----------    -----------
     Total increase (decrease) in net assets .................................     2,880,462      4,530,962
Net assets at beginning of period ............................................     4,530,962           --
                                                                                 -----------    -----------
Net assets at end of period (including undistributed net investment income of $3,313, $38, $103,192, $69,987, $19,500 and $7,677,
          respectively) ......................................................   $ 7,411,424    $ 4,530,962
                                                                                 ===========    ===========

-----------------------------------
*  Commencement of operations.

See accompanying notes to financial statements.

                             [WIDE TABLE CONTINUED]


                      VOYAGEUR FLORIDA                                                VOYAGEUR FLORIDA
                    INSURED TAX FREE FUND                                         LIMITED TERM TAX FREE FUND
           ----------------------------------------                             --------------------------------
                YEAR                       YEAR                                   YEAR                YEAR
                ENDED                      ENDED                                  ENDED               ENDED
            DECEMBER 31,               DECEMBER 31,                            DECEMBER 31,         DECEMBER 31,
               1996                        1995                                     1996                1995
           -------------              -------------                            -------------       -------------
           $  10,796,875             $  12,923,650                             $     126,866       $      27,973
                (735,445)              (10,106,237)                                    1,691               2,938
              (4,859,101)               44,984,832                                     6,281              56,693
           -------------             -------------                             -------------       -------------
               5,202,329                47,802,245                                   134 838              87,604
           -------------             -------------                             -------------       -------------


             (10,629,841)              (13,200,309)                                  (95,504)            (28,766)
                (135,565)                 (111,406)                                  (23,847)               (436)
                    --                         N/A                                    (1,931)             (1,435)

                    --                        --                                        --                (2,605)
                    --                        --                                        --                  (144)
                    --                         N/A                                      --                  (189)
           -------------             -------------                             -------------       -------------
             (10,765,406)              (13,311,715)                                 (121,282)            (33,575)
           -------------             -------------                             -------------       -------------


               6,904,605                15,868,684                                   356,093             902,017
                 741,141                 1,240,744                                     7,000              40,710
                    --                         N/A                                      --                50,007


                     N/A                       N/A                                 2,301,714                 N/A
                     N/A                       N/A                                 1,307,968                 N/A


               2,820,722                 3,537,588                                    47,740              14,355
                  40,001                    35,055                                     8,990                 302
                    --                         N/A                                     1,316               1,271

             (54,474,488)              (51,412,855)                                 (412,762)           (701,186)
                (315,311)                 (225,432)                                 (330,086)                (10)
                    --                         N/A                                      --                  --
           -------------             -------------                             -------------       -------------
             (44,283,330)              (30,956,216)                                3,287,973             307,466
           -------------             -------------                             -------------       -------------
             (49,846,407)                3,534,314                                 3,301,529             361,495
             245,239,330               241,705,016                                   953,714             592,219
           -------------             -------------                             -------------       -------------


           $ 195,392,923             $ 245,239,330                             $   4,255,243       $     953,714
           =============             =============                             =============       =============




THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur Florida Tax Free Fund (Florida Tax Free Fund) and Voyageur Florida Insured Tax Free Fund (Florida Insured Tax Free Fund), funds within Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) ("1940 Act") as open-end management investment companies with an unlimited number of authorized shares of beneficial interest. Voyageur Florida Limited Term Tax Free Fund (Florida Limited Term Fund) is a fund within Voyageur Investment Trust II, a Massachusetts business trust registered under the 1940 Act as an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Florida Tax Free Fund seeks high current income free from federal income tax and state intangibles tax by investing in investment grade municipal bonds. Florida Insured Tax Free Fund seeks high current income free from federal income tax and state intangibles tax with the added safety of an insured portfolio by investing in insured municipal bonds. Florida Limited Term Fund seeks to preserve original investment principal while providing income free from both federal income tax and state intangibles tax by investing in intermediate term investment grade municipal bonds.

   Florida Tax Free Fund, Florida Insured Tax Free Fund and Florida Limited Term Fund (the Funds) each offer Class A, Class B and Class C Shares. As of December 31, 1996 Florida Insured Tax Free Fund had no Class C Shares outstanding. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differ between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Florida Insured Tax Free Fund is a diversified fund as such term is defined in the 1940 Act. Florida Limited Term Fund and Florida Tax Free Fund are non-diversified funds as defined in the 1940 Act.
   The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Trustees. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
   The Funds concentrate their investments in limited geographical areas and therefore, may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

FEDERAL TAXES
   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. For federal income tax purposes, Florida Tax Free Fund had a capital loss carryover at December 31, 1996, of $7,561 that will expire in 2004 and Florida Insured Tax Free Fund had a capital loss carryover at December 31, 1996, of $13,555,824 that will expire in 2002, 2003, and 2004 if not offset by subsequent capital gains. It is unlikely the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.
   On the statements of assets and liabilities for Florida Insured Tax Free Fund and Florida Limited Term Fund, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in capital by $1,736 and $6,239, respectively.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of the Funds. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
   Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

ILLIQUID SECURITIES
   At December 31, 1996, investments in securities for the Funds may include issues that are illiquid. The Funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at December 31, 1996, was $801,501 for Florida Tax Free Fund and $199,750 for Florida Limited Term Tax Free Fund, which represents 10.8% and 4.7% of net assets for Florida Tax Free Fund and Florida Limited Term Tax Free Fund, respectively.

(2) INVESTMENT SECURITIES TRANSACTIONS
   Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $6,902,715 and $4,159,863 for Florida Tax Free Fund, $123,850,269 and $167,941,350 for Florida Insured Tax Free Fund and $5,278,794 and $1,972,639 for Florida Limited Term Fund, respectively, during the year ended December 31, 1996. Included in the cost of purchases for Florida Limited Term Fund is the cost of purchases that were acquired in the acquisition of Mackenzie Florida Limited Term Municipal Fund of $3,475,055.

(3) EXPENSES
   Each Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Funds' assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on the average daily net assets of each Fund at the annual rate of .50% for Florida Tax Free Fund and for Florida Insured Tax Free Fund and .40% for Florida Limited Term Fund. In addition, the Funds will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for Florida Insured Tax Free Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996, Voyageur absorbed $20,841 for Florida Tax Free Fund and $28,981 for Florida Limited Term Fund pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $54,159 for Florida Tax Free Fund, $25,000 for Florida Insured Tax Free Fund and $11,019 for Florida Limited Term Fund. During the year ended December 31, 1996, credits earned on uninvested cash balances were $134 for Florida Tax Free Fund and $11 for Florida Limited Term Fund. These credits were used to reduce certain fees for various custodial services provided by the custodian bank.
   The Funds will also pay a fee to Voyageur for acting as the Funds' dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
   Each Fund has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans, each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Fund's average daily net assets of the Class A Shares and 1.00% of each Fund's average daily net assets of the Class B Shares and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1996, Fund Distributors voluntarily waived Class A distribution fees of $469,011 for Florida Insured Tax Free Fund and $4,315 for Florida Limited Term Fund and Class B distribution fees of $3,755 for Florida Tax Free Fund, $14,311 for Florida Insured Tax Free Fund and $1,102 for Florida Limited Term Fund.
   Sales charges paid by Class A shareholders were $41,214 for Florida Tax Free Fund, $174,064 for Florida Insured Tax Free Fund and $6,853 for Florida Limited Term Fund. Of these amounts, Fund Distributors received $5,271 for Florida Tax Free Fund, $20,261 for Florida Insured Tax Free Fund and $1,233 for Florida Limited Term Fund. Contingent deferred sales charges for the year ended December 31, 1996 for Class B shareholders were $199 for Florida Tax Free and $6,555 for Florida Insured Tax Free Fund.

(4) ORGANIZATIONAL COSTS
   Organizational costs for the Funds are being amortized over 60 months on a straight line basis. If Voyageur redeems any or all of its shares in the Funds representing initial capital prior to the end of the 60-month amortization period, Voyageur will reimburse the Fund for the unamortized balance in the same proportion as the number of shares redeemed bear to the number of initial shares outstanding at the time of redemption.

(5) FUND MERGER
   On May 31, 1996 Voyageur Florida Limited Term Fund acquired all of the net assets of Mackenzie Florida Limited Term Fund (Mackenzie Fund) pursuant to an Agreement and Plan of Reorganization approved by the Mackenzie shareholders on May 29, 1996. The acquisition was accompanied by a tax-free exchange of 230,171 shares of Mackenzie Fund Class A shares for 222,818 shares of Florida Limited Term Fund Class A shares and 131,059 shares of Mackenzie Fund Class B shares for 126,618 shares of Florida Limited Term Class B shares. The aggregate net assets of Florida Limited Term Fund and Mackenzie Fund before the acquisition were $991,683 and $3,609,682 (including $24,698 of net unrealized appreciation of investments, $2,285,965 of paid-in capital for Class A and $1,299,019 of paid-in capital for Class B), respectively, resulting in combined net assets of $4,601,365 on May 31, 1996.

(6) PLANNED FUND REORGANIZATION
   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an Agreement and Plan of Merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory of DFG conducted by Voyageur. This merger is subject to approval of the funds' Board of Trustees and shareholders.

(7)  SHARE TRANSACTIONS
Transactions in shares of beneficial interest during each period were as follows:


                                                             FLORIDA TAX FREE FUND
                              --------------------------------------------------------------------------------------

                                        CLASS A                    CLASS B                       CLASS C
                              --------------------------  --------------------------    ---------------------------
                                            PERIOD FROM                 PERIOD FROM                   PERIOD FROM
                                 YEAR        MARCH 2,        YEAR      SEPTEMBER 15,       YEAR        APRIL 22,
                                 ENDED       1995* TO        ENDED       1995* TO          ENDED       1995* TO
                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                  1996         1995           1996         1995             1996         1995
                              -----------   ------------  ------------  ------------    ------------  ------------
Shares sold .................    203,132     714,330        148,113       9,412             1,479         788
Shares issued for
   reinvested distributions .      8,770       5,684            607          12                11          18
Shares redeemed .............    (76,595)   (307,874)        (2,879)       --                (817)       --
                                --------    --------       --------    --------          --------    --------
Increase in
   shares outstanding .......    135,307     412,140        145,841       9,424               673         806
                                ========    ========       ========    ========          ========    ========




                                                              FLORIDA INSURED TAX FREE FUND
                                           ---------------------------------------------------------------------
                                                       CLASS A                                CLASS B
                                           -------------------------------         -----------------------------
                                               YEAR              YEAR                 YEAR             YEAR
                                               ENDED             ENDED                ENDED            ENDED
                                            DECEMBER 31,      DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                               1996               1995                1996             1995
                                           ------------      -------------          ----------     -----------
Shares sold.........................            647,757         1,522,503               69,745        120,147
Shares issued for
   reinvested distributions.........            265,652           344,908                3,772          3,406
Shares redeemed.....................         (5,135,342)       (4,946,296)             (29,908)       (21,459)
                                           ------------      -------------          ----------     -----------
Increase (decrease) in
   shares outstanding...............         (4,221,933)       (3,078,885)              43,609        102,094
                                           ============      =============          ==========      =========





---------------------------------
* Commencement of operations




                                                              FLORIDA LIMITED TERM FUND
                                      -------------------------------------------------------------------------
                                                  CLASS A                                 CLASS B
                                      -------------------------------         ---------------------------------
                                          YEAR             YEAR                YEAR           PERIOD FROM
                                          ENDED            ENDED               ENDED       SEPTEMBER 15, 1995*
                                       DECEMBER 31,     DECEMBER 31,        DECEMBER 31,     TO DECEMBER 31,
                                           1996            1995                1996               1995
                                      -------------     ------------        ------------    -------------------
Shares sold..........................      34,201          88,686                 683              3,848
Shares issued in connection with
   acquisition of Mackenzie Florida
     Limited Term Fund...............     222,818              --             126,618                 --
Shares issued for
   reinvested distributions..........       4,599           1,412                 868                 28
Shares redeemed......................     (40,025)        (70,114)            (32,078)                (1)
                                       ----------      ----------          ----------        -----------
Increase in shares outstanding.......     221,593          19,984              96,091              3,875
                                       ==========     ===========         ===========          =========



                                                            FLORIDA LIMITED TERM FUND
                                                        ---------------------------------
                                                                    CLASS C
                                                        ---------------------------------
                                                           YEAR            PERIOD FROM
                                                            ENDED         MARCH 23, 1995*
                                                        DECEMBER 31,      TO DECEMBER 31,
                                                            1996               1995
                                                        ------------      ---------------
Shares sold...................................                --                   4,960
Shares issued for
   reinvested distributions...................               126                     123
Shares redeemed...............................                --                      --
                                                        -----------------  ---------------
Increase in shares outstanding................               126                   5,083
                                                        ==============     ===============






-----------------------------------
*  Commencement of operations


(8)  FINANCIAL HIGHLIGHTS
Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:


                                                                         FLORIDA TAX FREE FUND
                                               -------------------------------------------------------------------------
                                                          CLASS A                               CLASS B
                                               -------------------------------    ------------------------------------
                                                   YEAR           PERIOD FROM        YEAR             PERIOD FROM
                                                   ENDED       MARCH 2, 1995(a)      ENDED        SEPTEMBER 15, 1995(a)
                                               DECEMBER 31,     TO DECEMBER 31,    DECEMBER 31,      TO DECEMBER 31,
                                                   1996              1995             1996                1995
                                                ---------         ---------        ---------             -------
Net asset value:
   Beginning of period ......................   $   10.73         $   10.00        $   10.73             $ 10.37
                                                ---------         ---------        ---------             -------

Operations:
   Net investment income ....................         .59               .47              .56                 .15
   Net realized and unrealized gain (loss) on
     investments ............................        (.21)              .75             (.20)                .38
                                                ---------         ---------        ---------             -------
   Total from operations ....................         .38              1.22              .36                 .53
                                                ---------         ---------        ---------             -------

Distributions to shareholders:
   From net investment income (b) ...........        (.59)             (.47)            (.56)               (.15)
   From net realized gains ..................        --                (.02)            --                  (.02)
                                                ---------         ---------        ---------             -------
     Total distributions ....................        (.59)             (.49)            (.56)               (.17)
                                                ---------         ---------        ---------             -------

Net asset value:
   End of period ............................   $   10.52         $   10.73        $   10.53             $ 10.73
                                                =========         =========        =========             =======

Total investment return (c) .................        3.74%            12.49%            3.51%               5.10%

Net assets at end of period (000's omitted) .   $   5,761         $   4,421        $   1,635             $   101

Ratios:
   Ratio of expenses to
     average daily net assets (f) ...........         .33%              .32%(e)          .76%                .44%(e)
   Ratio of net investment income
     to average daily net assets ............        5.66%             5.26%(e)         5.23%               4.88%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d) .....................        1.25%             1.25%(e)         2.00%               2.00%(e)
           Net investment income ............        4.74%             4.33%(e)         3.99%               3.32%(e)
Portfolio turnover rate (excluding
   short-term securities) ...................       70.17%            63.52%           70.17%              63.52%

See accompanying notes to Financial Highlights.


                                                                 FLORIDA TAX FREE FUND
                                                         ---------------------------------------
                                                                       CLASS C
                                                         ---------------------------------------
                                                                YEAR              PERIOD FROM
                                                                ENDED          APRIL 22, 1995(a)
                                                            DECEMBER 31,        TO DECEMBER, 31
                                                                1996*                 1995
                                                         ----------------      -----------------
Net asset value:
      Beginning of period ..................................   $10.73                $10.20
                                                               ------                ------

Operations:
      Net investment income ................................      .37                   .33
      Net realized and unrealized gain (loss) on investments     (.21)                  .56
                                                               ------                ------
      Total from operations ................................      .16                   .89
                                                               ------                ------

Distributions to shareholders:
      From net investment income (b) .......................     (.37)                 (.34)
      From net realized gains ..............................     --                    (.02)
                                                               ------                ------
         Total distributions ...............................     (.37)                 (.36)
                                                               ------                ------

Net asset value:
      End of period ........................................   $10.52                $10.73
                                                               ======                ======

Total investment return (c) ................................     2.97%                 8.88%

Net assets at end of period (000's omitted) ................   $   16                $    9

Ratios:
      Ratio of expenses to
         average daily net assets (f) ......................     1.15%                 1.11%(e)
      Ratio of net investment income
         to average daily net assets .......................     4.83%                 4.57%(e)
             Assuming no voluntary waivers
                and reimbursements:
                   Expenses (d) ............................     2.00%                 2.00%(e)
                   Net investment income ...................     3.98%                 3.68%(e)
Portfolio turnover rate (excluding
      short-term securities) ...............................    70.17%                63.52%



-----------------------------------------------------

* There were no Class C shares outstanding from March 20, 1996 to June 25, 1996. The expense and net investment income ratios for the year ended December 31, 1996 are annualized. Total investment return assumes daily dividend distributions for the entire year.

See accompanying notes to Financial Highlights.


                                                                           FLORIDA INSURED TAX FREE FUND
                                                       ---------------------------------------------------------------------------
                                                                                    CLASS A
                                                       ---------------------------------------------------------------------------
                                                                                                                      PERIOD FROM
                                                        YEAR        YEAR       TWO MONTHS             YEAR             JANUARY 1,
                                                        ENDED       ENDED        ENDED                ENDED            1992(a) TO
                                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,         OCTOBER 31,        OCTOBER 31,
                                                        1996         1995        1994           1994           1993       1992
                                                      --------     --------    --------       --------       --------    -------

Net asset value:
     Beginning of period ..........................   $  10.94     $   9.52    $   9.64       $  11.15       $  10.11    $ 10.00
                                                      --------     --------    --------       --------       --------    -------

Operations:
     Net investment income ........................        .53          .54         .10            .55            .58        .51
     Net realized and unrealized
         gain (loss) on investments ...............       (.23)        1.44        (.12)         (1.46)          1.12        .15
                                                      --------     --------    --------       --------       --------    -------
     Total from operations ........................        .30         1.98        (.02)          (.91)          1.70        .66
                                                      --------     --------    --------       --------       --------    -------

Distributions to shareholders:
     From net investment income (b) ...............       (.53)        (.56)       (.09)          (.54)          (.58)      (.51)
     From net realized gains ......................       --           --          (.01)          (.06)          (.08)      (.04)
                                                      --------     --------    --------       --------       --------    -------
         Total distributions ......................       (.53)        (.56)       (.10)          (.60)          (.66)      (.55)
                                                      --------     --------    --------       --------       --------    -------
Net asset value:
     End of period ................................   $  10.71     $  10.94    $   9.52       $   9.64       $  11.15    $ 10.11
                                                      ========     ========    ========       ========       ========    =======

Total investment return (c) .......................       2.90%       21.22%      (0.11)%        (8.38)%        17.27%    6.74%
Net assets at end of period
     (000's omitted) ..............................   $192,171     $242,425    $240,228       $259,702       $289,682    $50,666

Ratios:
     Ratio of expenses to
         average daily net assets (f) .............        .73%         .51%        .20%(e)        .44%           .18%       --%
     Ratio of net investment income
         to average daily net assets ..............       5.02%        5.24%       6.24%(e)       5.24%          5.18%    5.38%(e)
           Assuming no voluntary waivers
                and reimbursements:
                   Expenses (d) ...................        .96%         .95%       1.06%(e)        .96%          1.12%    1.25%(e)
                   Net investment income                  4.79%        4.80%       5.38%(e)       4.72%          4.24%    4.13%(e)
Portfolio turnover rate (excluding
     short-term securities) .......................      57.18%      101.48%       2.51%         49.12%         53.51%  208.24%


See accompanying notes to Financial Highlights.


                                                              FLORIDA INSURED TAX FREE FUND
                                             ------------------------------------------------------------
                                                                      CLASS B
                                             ------------------------------------------------------------
                                                YEAR          YEAR        TWO MONTHS      PERIOD FROM
                                                ENDED         ENDED         ENDED       MARCH 11, 1994(a)
                                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   TO OCTOBER 31,
                                                 1996          1995          1994             1994
                                              ---------     ---------     ---------        ---------
Net asset value:
     Beginning of period ..................   $   10.94     $    9.52     $    9.63        $   10.82
                                              ---------     ---------     ---------        ---------
Operations:
     Net investment income ................         .48           .50           .09              .31
     Net realized and unrealized
         gain (loss) on investments .......        (.23)         1.44          (.11)           (1.19)
                                              ---------     ---------     ---------        ---------
     Total from operations ................         .25          1.94          (.02)            (.88)
                                              ---------     ---------     ---------        ---------

Distributions to shareholders:
     From net investment income (b) .......        (.48)         (.52)         (.08)            (.30)
     From net realized gains ..............        --            --            (.01)            (.01)
                                              ---------     ---------     ---------        ---------
         Total distributions ..............        (.48)         (.52)         (.09)            (.31)
                                              ---------     ---------     ---------        ---------

Net asset value:
     End of period ........................   $   10.71     $   10.94     $    9.52        $    9.63
                                              =========     =========     =========        =========

Total investment return (c) ...............        2.40%        20.76%         (.03)%          (8.10)%
Net assets at end of period
     (000's omitted) ......................   $   3,222     $   2,814     $   1,477        $   1,135

Ratios:
     Ratio of expenses to
         average daily net assets (f) .....        1.24%          .89%          .59%(e)         1.00%(e)
     Ratio of net investment income
         to average daily net assets ......        4.51%         4.80%         5.68%(e)         4.63%(e)
              Assuming no voluntary waivers
                  and reimbursements:
                      Expenses (d) ........        1.72%         1.68%         1.81%(e)         1.28%(e)
                      Net investment income        4.03%         4.01%         4.46%(e)         4.35%(e)
Portfolio turnover rate (excluding
     short-term securities) ...............       57.18%       101.48%         2.51%           49.12%

See accompanying notes to Financial Highlights.


                                                                      FLORIDA LIMITED TERM FUND
                                                       ----------------------------------------------------------
                                                                               CLASS A
                                                       ----------------------------------------------------------
                                                          YEAR                  YEAR               PERIOD FROM
                                                          ENDED                 ENDED             MAY 1, 1994(a)
                                                       DECEMBER 31,          DECEMBER 31,         TO DECEMBER 31,
                                                          1996                   1995                  1994
                                                        ---------               -------               -------
Net asset value:
   Beginning of period ....................             $   10.56               $  9.64               $ 10.00
                                                        ---------               -------               -------

Operations:
   Net investment income ..................                   .42                   .44                   .18
   Net realized and unrealized gain (loss)
     on investments .......................                  (.08)                 1.01                  (.36)
                                                        ---------               -------               -------
   Total from operations ..................                   .34                  1.45                  (.18)
                                                        ---------               -------               -------

Distributions to shareholders:
   From net investment income (b) .........                  (.47)                 (.49)                 (.18)
   From net realized gains ................                  --                    (.04)                 --
                                                        ---------               -------               -------
     Total distributions ..................                  (.47)                 (.53)                 (.18)
                                                        ---------               -------               -------
Net asset value:
   End of period ..........................             $   10.43               $ 10.56               $  9.64
                                                        =========               =======               =======

Total investment return (c) ...............                  3.34%                15.14%                (1.55)%
Net assets at end of period (000's omitted)             $   3,159               $   859               $   592

Ratios:
   Ratio of expenses to
     average daily net assets (f) .........                   .66%                  .63%                   --%(e)
   Ratio of net investment income
     to average daily net assets ..........                  4.63%                 4.28%                 4.19%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d) ...................                  1.25%                 1.25%                 1.25%(e)
           Net investment income ..........                  4.04%                 3.66%                 2.94%(e)
Portfolio turnover rate (excluding
   short-term securities) .................                 63.06%                27.76%                   --%



See accompanying notes to Financial Highlights.


                                                                           FLORIDA LIMITED TERM FUND
                                                 -------------------------------------------------------------------------------
                                                                CLASS B                                   CLASS C
                                                 -------------------------------------       -----------------------------------
                                                   YEAR               PERIOD FROM               YEAR             PERIOD FROM
                                                   ENDED          SEPTEMBER 15, 1995(a)         ENDED          MARCH 23, 1995(a)
                                                 DECEMBER 31,        TO DECEMBER 31,         DECEMBER 31,       TO DECEMBER 31,
                                                    1996                  1995                   1996                1995
                                                  ---------              ------                 ------              ------
Net asset value:
   Beginning of period ....................       $   10.56              $10.58                 $10.55              $10.08
                                                  ---------              ------                 ------              ------

Operations:
   Net investment income ..................             .34                 .10                    .33                 .25
   Net realized and unrealized gain (loss)
     on investments .......................            (.09)                .03                   (.09)                .55
                                                  ---------              ------                 ------              ------
   Total from operations ..................             .25                 .13                    .24                 .80
                                                  ---------              ------                 ------              ------

Distributions to shareholders:
   From net investment income (b) .........            (.39)               (.11)                  (.37)               (.29)
   From net realized gains ................            --                  (.04)                  --                  (.04)
                                                  ---------              ------                 ------              ------
     Total distributions ..................            (.39)               (.15)                  (.37)               (.33)
                                                  ---------              ------                 ------              ------
Net asset value:
   End of period ..........................       $   10.42              $10.56                 $10.42              $10.55
                                                  =========              ======                 ======              ======

Total investment return (c) ...............            2.47%               1.13%                  2.37%               7.95%
Net assets at end of period (000's omitted)       $   1,042              $   41                 $   54              $   54

Ratios:
   Ratio of expenses to
     average daily net assets (f) .........            1.48%               1.52%(e)               1.55%               1.62%(e)
   Ratio of net investment income
     to average daily net assets ..........            3.81%               3.32%(e)               3.74%               3.10%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d) ...................            2.00%               2.00%(e)               2.00%               2.00%(e)
           Net investment income ..........            3.29%               2.84(e)                3.29%               2.72%(e)
Portfolio turnover rate (excluding
   short-term securities) .................           63.06%              27.76%                 63.06%              27.76%



See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS

(a)  Commencement of operations.
(b) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax.
(c) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(d) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during the periods presented. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(e)  Annualized.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.


VOYAGEUR FLORIDA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (98.0%):
             UTILITIES (10.5%):
             -------------------------------------------------------------------------------------------------------

   $  100    Key West Sewer Revenue (FGIC Insured)................................   5.70%   10-01-26    $  100,118
      350    Miramar Wastewater Improvement Revenue (FGIC Insured)................   6.75    10-01-25       382,302
      150    Puerto Rico Electric Power Authority Revenue.........................   5.50    07-01-25       143,359
      150    St. Lucien County Special Assessment Revenue (Asset Guaranty
                Insured)..........................................................   6.10    11-01-20       150,563
                                                                                                         ----------
                                                                                                            776,342
                                                                                                         ----------
             TRANSPORTATION (2.2%):
             -------------------------------------------------------------------------------------------------------

      160    Florida State Mid Bay Bridge Authority Revenue......................    6.13    10-01-22       160,270
                                                                                                         ----------

             HEALTH CARE (33.4%):
             -------------------------------------------------------------------------------------------------------

      100    Hillsborough County Hospital Authority, Tampa General Hospital
                (FSA Insured)....................................................    6.38    10-01-13       106,576
      200    Jacksonville Health - Cypress Village Project.......................    6.13    12-01-16       199,188
      500    Lee County Hospital Board - Directors Hospital......................    6.35    03-26-20       516,875
      100    Leesburg Hospital Revenue...........................................    6.13    07-01-12       102,119
      500    North Miami Health, Catholic Suntrust...............................    6.00    08-15-16       503,080
      225    Orange County Health Facility Revenue Adventist Health System
                (AMBAC Insured)..................................................    5.25    11-15-20       213,467
      250    Palm Beach Health Facility Revenue..................................    5.63    11-15-20       239,880
      130    Palm Beach Health Facility Revenue, Good Samaritan Health...........    6.30    10-01-22       134,572
      205    Volusia City Health Care, Bishop Glen Project.......................    7.50    11-01-16       205,000
      250    Volusia City Health Care, John Knox Hospital........................    6.00    06-01-17       254,948
                                                                                                        -----------
                                                                                                          2,475,705
                                                                                                        -----------
             HOUSING (23.7%):
             -------------------------------------------------------------------------------------------------------

      250    Blackwater Housing Corporation.....................................     6.50    06-01-25       250,948
      500    Dade County Housing Finance Authority, Multifamily Mortgage
                 (MBIA Insured).................................................     6.25    07-01-24       507,445
      300    Duval Housing Financial Authority, St. Augustine Apt...............     6.00    09-01-21       297,684
      200    Florida Housing Finance Agency, Homeowner Mortgage.................     6.00    01-01-17       200,924
      500    Florida Housing Finance Agency, Vineyards Project..................     6.40    11-01-15       500,520
                                                                                                        -----------
                                                                                                          1,757,521
                                                                                                        -----------
             EDUCATION (4.0%):
             -------------------------------------------------------------------------------------------------------

      300    Pinellas County Clearwater Christian Education Facility..........       8.00(h) 02-01-11       299,625
                                                                                                        -----------

             CERTIFICATE OF PARTICIPATION (2.3%):
             -------------------------------------------------------------------------------------------------------

      175    Brevard County School Board (AMBAC Insured)......................       5.50    07-01-16       173,553
                                                                                                        -----------

             INDUSTRIAL (4.7%):
             -------------------------------------------------------------------------------------------------------

      350    Polk County Solid Waste TECO Project.............................       5.85(f) 12-01-30       347,424
                                                                                                        -----------

             OTHER REVENUE (17.2%):
             -------------------------------------------------------------------------------------------------------

      250    Lake Bernadette Community Development District. . . . . ............    8.00(h)  05-01-17      251,563
      205    Miami Parking Facility Revenue......................................    5.70     10-01-09      208,155
      300    North Palm Beach County Improvement District Revenue Abacoa
                Water Control....................................................    7.20     08-01-16      309,849
      250    Orlando & Orange County Expressway Authority Revenue................    5.95     07-01-23      250,915
      250    Tampa Palms Community Development District..........................    7.50(h)  05-01-18      250,313
                                                                                                        ------------
                                                                                                          1,270,795
                                                                                                        ------------


                TOTAL INVESTMENTS IN SECURITIES (cost: $ 7,122,990)(c)                                   $7,261,235
                                                                                                         ==========

See accompanying notes to investments in securities.



VOYAGEUR FLORIDA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (101.2%):
             GENERAL OBLIGATION (7.9%):
             -------------------------------------------------------------------------------------------------------

 $  1,000    Coral Springs Water & Sewer Improvement District (MBIA Insured)....     6.00%   06-01-10  $  1,080,490
    6,000    Florida State Board of Education (MBIA Insured)....................     5.75    06-01-11     6,188,580
    5,500    Florida State Board of Education (FSA Insured).....................     6.10    06-01-24     5,741,890
    2,350    Florida State Department of Transportation Right of Way
                (MBIA Insured)..................................................     5.75    07-01-12     2,410,419
                                                                                                       ------------
                                                                                                         15,421,379
                                                                                                       ------------
             UTILITIES (20.4%):
             -------------------------------------------------------------------------------------------------------

    2,385    Braedenton Utility System Revenue (FGIC Insured).................       5.75    10-01-11     2,459,961
    1,000    Callaway/Bay Wastewater System Revenue (FGIC Insured)............       6.00    09-01-26     1,013,300
    1,000    Coral Springs Water & Sewer Revenue (FGIC Insured)...............       6.00    09-01-10     1,053,120
    1,750    Dade County Water & Sewer Revenue (FGIC Insured).................       5.75    10-01-22     1,758,732
    3,000    Jacksonville Electric Authority Revenue (FSA Insured)............       5.50    10-01-14     2,974,590
    2,000    Jupiter Water Revenue (AMBAC Insured)............................       6.25    10-01-12     2,121,800
    1,015    Lakeland Electric and Water Revenue (FGIC Insured)...............       6.00    10-01-13     1,095,094
    1,000    Lakeland Electric and Water Revenue (FGIC Insured) ..............       6.00    10-01-14     1,077,350
    1,480    Lee County IDA Bonita Springs Utilities (MBIA Insured)...........       5.75(f) 11-01-10     1,513,374
    1,325    Lee County IDA Bonita Springs Utilities (MBIA Insured)...........       5.80(f) 11-01-11     1,354,799
    2,175    Miramar Water Improvement Assessment Revenue (FGIC Insured)......       6.75    10-01-25     2,375,731
    1,000    New Smyrna Beach Utilities Revenue (FGIC Insured)................       6.00    10-01-13     1,043,660
    1,500    North Port Utilities System Revenue (FGIC Insured)...............       6.15    10-01-09     1,598,520
    5,000    North Port Utilities System Revenue (FGIC Insured)...............       6.25    10-01-22     5,246,650
    1,475    Ocoee Water & Sewer System (MBIA Insured)........................       5.75    10-01-10     1,521,846
    5,000    Port St. Lucie Utility System Revenue (FGIC Insured).............       6.00    09-01-24     5,099,600
    5,000    Sunrise Utility System Revenue Series A (AMBAC Insured)..........       5.75    10-01-26     5,028,950
    1,500    Titusville Water & Sewer (MBIA Insured)..........................       6.20    10-01-14     1,593,300
                                                                                                       ------------
                                                                                                         39,930,377
                                                                                                       ------------
             INDUSTRIAL (3.7%):
             -------------------------------------------------------------------------------------------------------

    1,000    Canaveral Port Authority Revenue (FGIC Insured)..................       6.00    06-01-12     1,047,020
    1,000    Collier County Capital Improvement (FGIC Insured)................       5.75    10-01-13     1,015,170
    1,000    Hernando County  Capital Improvement (MBIA Insured)..............       5.75    02-01-10     1,024,580
    1,000    Palm Beach Solid Waste Authority Revenue (MBIA Insured)..........       6.00    12-01-07     1,067,930
    2,000    Palm Beach Solid Waste Authority Revenue (MBIA Insured)..........       6.25    12-01-08     2,150,880
    1,000    Sarasota Solid Waste Revenue (AMBAC Insured).....................       5.50    10-01-21       987,000
                                                                                                      -------------
                                                                                                          7,292,580
                                                                                                      -------------

             HEALTH CARE (23.3%):
             -------------------------------------------------------------------------------------------------------

    2,500    Alachua County Health Facilities Shands Teaching Hospital
                (MBIA Insured)................................................       5.75    12-01-15     2,514,725
    5,000    Alachua County Health Facilities Shands Teaching Hospital
                (MBIA Insured)................................................       5.80    12-01-26     5,055,400
    2,500    Brevard County Health Facilities, Holmes Regal Medical Center
                (MBIA Insured)................................................       5.63    10-01-14     2,518,800
    3,600    Hillsborough County Tampa General Hospital (FSA Insured).........       6.38    10-01-13     3,836,772
    3,000    Indian River County District Hospital (FSA Insured)..............       6.10(d) 10-01-18     3,041,250
   10,000    Lee County Hospital Board Revenue (MBIA Insured).................       6.35    03-26-20    10,337,500
    1,000    Naples Community Hospital Revenue (MBIA Insured).................       5.50    10-01-26       977,010
    4,000    Orange County Adventist Health (AMBAC Insured)...................       5.50    11-15-15     3,944,320
    5,000    Orange County Adventist Health (AMBAC Insured)...................       5.25    11-15-20     4,743,700
    2,500    Tallahassee Health Facilities (MBIA Insured).....................       6.00    12-01-15     2,580,700
    6,000    Venice Health Care Revenue Bonsecours (MBIA Insured).............       5.60    08-15-16     5,950,260
                                                                                                      -------------
                                                                                                         45,500,437
                                                                                                      -------------
             HOUSING (14.1%):
             ----------------------------------------------------------------------------------------------------------

    1,790    Florida State Housing Finance Agency Crossings Project
                (AMBAC Insured)...............................................  6.20(f)      12-01-36     1,794,350
      750    Florida State Housing Finance Agency Crossings Project
                (AMBAC Insured)...............................................  6.10(f)      12-01-26       751,838
    2,000    Florida State Housing Finance Agency Leigh Meadows Project
                (AMBAC Insured)...............................................  6.30(f)      09-01-36     2,016,220
    2,765    Florida State Housing Finance Agency Leigh Meadows Project
                (AMBAC Insured)...............................................  6.20(f)      09-01-26     2,787,562
    2,000    Florida State Housing Finance Agency Mariner Club Project
                (AMBAC Insured)...............................................  6.25(f)      09-01-26     2,022,060
    3,500    Florida State Housing Finance Agency Mariner Club Project
                (AMBAC Insured)...............................................  6.38(f)      09-01-36     3,543,260
      700    Florida State Housing Finance Agency Sea Forest Apartments
                Project (AMBAC Insured).......................................  6.05(f)      12-01-36       692,125
      500    Florida State Housing Finance Agency Sea Forest Apartments
                Project (AMBAC Insured).......................................  5.85(f)      12-01-18       496,875
      500    Florida State Housing Finance Agency Spinnaker Cove Apartments
                (AMBAC Insured)...............................................  6.50(f)      07-01-36       510,950
    1,500    Florida State Housing Finance Agency Sterling Palms Apartments
                (AMBAC Insured)...............................................  6.40         12-01-26     1,532,760
    6,540    Florida State Housing Finance Agency Sterling Palms Apartments
                (AMBAC Insured)...............................................  6.50         06-01-36     6,682,114
    1,000    Florida State Housing Finance Agency Sterling Palms Apartments
                (AMBAC Insured)...............................................  6.30         12-01-16     1,017,830
    2,000    Florida State Housing Finance Agency Woodbridge Project
                (AMBAC Insured)...............................................  6.25(f)      12-01-36     2,010,700
    1,750    Florida State Housing Finance Agency Woodbridge Project
                (AMBAC Insured)...............................................  6.15(f)      12-01-26     1,759,415
                                                                                                      -------------
                                                                                                         27,618,059
                                                                                                      -------------

             CERTIFICATE OF PARTICIPATION (6.0%):
             -------------------------------------------------------------------------------------------------------

    4,000    Brevard County School Board (AMBAC Insured)......................       5.50    07-01-21     3,922,480
    2,000    Manatee County (MBIA Insured)....................................       6.13    07-01-16     2,097,040
    5,875    Palm Beach County School Board, Inverse Floater (AMBAC Insured)         6.12(g) 08-01-15     5,614,091
                                                                                                      -------------
                                                                                                         11,633,611
                                                                                                      -------------
             TRANSPORTATION (4.8%):
             -------------------------------------------------------------------------------------------------------

    2,000    Florida State Turnpike Authority (FGIC Insured)..................       6.30    07-01-12     2,115,000
    5,000    Florida State Turnpike Authority, Inverse Floater (FGIC Insured).       5.87(g) 07-01-12     4,807,900
    1,500    Orlando and Orange County Expressway, Inverse Floater
                (AMBAC Insured)...............................................       5.87(g) 07-01-12     1,442,370
    1,000    Florida Ports Financing Commission Revenue (MBIA Insured) .......       5.38(f) 06-01-27       950,480
                                                                                                      -------------
                                                                                                          9,315,750
                                                                                                      -------------

             OTHER REVENUE (21.0%):
             -------------------------------------------------------------------------------------------------------

    2,000    Collier County Capital Improvement Revenue (MBIA Insured)........       5.75    10-01-10     2,064,500
    1,340    Coral Springs Franchise Revenue (AMBAC Insured)..................       6.10    09-01-13     1,410,913
    4,000    Dade County Special Obligation (AMBAC Insured)...................       5.00    10-01-35     3,601,840
    3,000    Florida Div Board Preservation 2000 (AMBAC Insured)..............       5.75    07-01-11     3,101,880
    5,800    Florida Div Board Preservation 2000 (MBIA Insured)...............       6.25    07-01-13     6,125,090
   10,000    Florida Div Board Preservation 2000 (AMBAC Insured)..............       5.75    07-01-13    10,238,400
    1,080    Gulf Breeze Revenue Local Government Loan (FGIC Insured).........       5.90    12-01-10     1,128,827
    1,020    Gulf Breeze Revenue Local Government Loan (FGIC Insured).........       5.90    12-01-10     1,066,114
    1,075    Jacksonville Capital Improvement Gator Bowl (AMBAC Insured)......       5.50    10-01-19     1,065,260
    2,500    Jupiter Sales Tax Revenue (AMBAC Insured)........................       6.38    09-01-20     2,640,075
    1,000    Marion County Public Improvement Revenue (MBIA Insured)..........       6.13    12-01-08     1,064,020
    1,000    Miami Special Obligation (FGIC Insured)..........................       6.00    02-01-16     1,040,440
    1,000    Nassau County Optional Gas Tax (FGIC Insured)....................       6.00    03-01-09     1,055,140
    1,000    Ocala Optional Gas Tax Revenue (AMBAC Insured)...................       6.00    12-01-09     1,059,880
    2,000    Osceola County Enterprise Community Development District
                Series 1994 (MBIA Insured)....................................       6.10    05-01-16     2,098,800
    1,225    Pembroke Pines Capital Improvement Revenue (AMBAC Insured).......       5.95    10-01-20     1,262,191
    1,000    Reedy Creek Improvement District Revenue (MBIA Insured)..........       5.70    06-01-12     1,016,620
                                                                                                      -------------
                                                                                                         41,039,990
                                                                                                      -------------

                TOTAL INVESTMENTS IN SECURITIES (cost: $190,404,182) (c)                               $197,752,183
                                                                                                       ============



See accompanying notes to investments in securities.


VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (98.6%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (17.5%):
             -------------------------------------------------------------------------------------------------------

   $  150    Florida State Board of Education Capital Outlay Series A,
                Zero Coupon...................................................     7.25(e)%  06-01-00   $    56,267
      200    Orange County Tourist Development (AMBAC Insured)................     7.25      10-01-00       222,674
      200    Port St. Lucie Storm Water Utilities (MBIA Insured)..............     7.40      11-01-06       224,102
      200    Sunrise Utility System Revenue (AMBAC Insured)...................    10.25      10-01-00       240,854
                                                                                                        -----------
                                                                                                            743,897
                                                                                                        -----------
             UTILITIES (14.8%):
             -------------------------------------------------------------------------------------------------------

      250    Kissimmee Suburban Water and Sewer Revenue (AMBAC Insured).......     5.80      10-01-02       265,010
      250    Puerto Rico Electric Power Authority Revenue Series O ...........     6.80       7-01-00       266,250
      100    St. Lucie County Special Asset Revenue...........................     5.60      11-01-09        98,875
                                                                                                        -----------
                                                                                                            630,135
                                                                                                        -----------
             TRANSPORTATION (16.1%):
             -------------------------------------------------------------------------------------------------------

      200    Hillsborough County Port Authority (FSA Insured).................     5.10      06-01-03       255,463
      200    Jacksonville Port Authority Revenue (MBIA Insured)...............     7.63      11-01-02       230,344
      200    Port Palm Beach District Revenue (MBIA Insured)..................     5.40(f)   09-01-10       199,126
                                                                                                         ----------
                                                                                                            684,933
                                                                                                         ----------

             HEALTH CARE (9.4%):
             -------------------------------------------------------------------------------------------------------

       25    Dade County Health Facility Authority (AMBAC Insured)............     6.10      08-15-03        27,011
      100    Jacksonville Health Facility Authority, Cypress Village Project..     6.00      12-01-09       100,246
       25    Palm Beach County (Good Samaritan Health Systems)................     6.00      10-01-04        26,901
       50    Sarasota Health Facility Authority Revenue.......................     5.50      05-15-01        49,937
      200    Sarasota Sunnyside Health Facility Authority.....................     6.00      05-15-10       194,440
                                                                                                         ----------
                                                                                                            398,535
                                                                                                         ----------

             INDUSTRIAL (4.5%):
             -------------------------------------------------------------------------------------------------------

      200    Dade County Solid Waste Special Obligation (AMBAC Insured).......     5.13(d)   10-01-10       192,632
                                                                                                         ----------

             HOUSING (6.4%):
             -------------------------------------------------------------------------------------------------------

       25    Escambia County Housing Finance Authority........................     5.75      04-01-04        25,744
      200    Florida Housing Finance Authority Homeowner Mortgage.............     5.80(f)   01-01-10       200,512
       45    Manatee County Single Family Housing (GNMA/FHLMC Insured)........     5.63      05-01-04        46,148
                                                                                                       ------------
                                                                                                            272,404
                                                                                                       ------------
             EDUCATION (5.9%):
            -------------------------------------------------------------------------------------------------------

       50    Dade County Educational Facility Authority St. Thomas University.       5.25    01-01-03        51,578
      200    Pinellas County Educational Facility Clearwater Christian College       8.00(h) 02-01-11       199,750
                                                                                                        -----------
                                                                                                            251,328
                                                                                                        -----------
             CERTIFICATE OF PARTICIPATION  (11.8%):
             -------------------------------------------------------------------------------------------------------

      250    Pasco County School Board Series A (FSA Insured).................       6.10    08-01-01       265,923
      200    Volusia County School Board (FSA Insured)........................      10.00    08-01-00       235,456
                                                                                                        -----------
                                                                                                            501,379
                                                                                                        -----------
             GENERAL OBLIGATION (6.2%):
             -------------------------------------------------------------------------------------------------------

      200    Dade County School District .....................................       7.00    07-01-99       212,700
       50    Puerto Rico Commonwealth GO......................................       5.10    07-01-02        51,005
                                                                                                       ------------
                                                                                                            263,705
                                                                                                       ------------
             OTHER REVENUE (6.0%):
             -------------------------------------------------------------------------------------------------------

      200    Jacksonville Excise Tax Revenue (FGIC Insured)...................       5.50(f) 10-01-07       202,018
       50    Leon County Capital Improvement Revenue (MBIA Insured)...........       5.75    10-01-03        52,790
                                                                                                       ------------
                                                                                                            254,808
                                                                                                       ------------

                TOTAL INVESTMENT IN SECURITIES (cost: $4,128,884) (c)                                    $4,193,756
                                                                                                         ==========


See accompanying notes to investments in securities.



VOYAGEUR FLORIDA TAX FREE FUND
VOYAGEUR FLORIDA INSURED TAX FREE FUND
VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------


(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:


                                              Aaa/AAA       Aa/AA       A/A      Baa/BBB       NR/NR      Total
Florida Tax Free Fund...................        28%          20%        17%        17%          18%        100%
Florida Insured Tax Free Fund...........       100           --         --         --           --         100
Florida Limited Term Tax Free Fund......        65            8          6         16            5         100


(c) Also represents the cost of securities for federal income tax purposes for Florida Limited Term Tax Free Fund. At December 31, 1996 the cost of investments for federal income tax purposes was $7,124,365 for Florida Tax Free Fund and $190,427,099 for Florida Insured Tax Free Fund. The aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:


                                                        Gross            Gross                    Net
                                                     Unrealized       Unrealized              Unrealized
                                                    Appreciation     Depreciation            Appreciation
Florida Tax Free Fund.....................          $  143,836           $(6,966)              $  136,870
Florida Insured Tax Free Fund.............           7,343,014           (17,930)               7,325,084
Florida Limited Term Tax Free Fund........              68,840            (3,968)                  64,872


(d) At December 31, 1996, the cost of securities purchased on a when issued basis was $3,000,000 for Florida Insured Tax Free Fund and $192,818 for Florida Limited Term Tax Free Fund.

(e) The interest rate disclosed for zero coupon issues represents the effective yield on the date of acquisition.

(f) Security subject to the Alternative Minimum Tax. At December 31, 1996, the total of such securities is equal to 4.7%, 11.4% and 14.1% of total net assets for Florida Tax Free Fund, Florida Insured Tax Free Fund and Florida Limited Term Tax Free Fund, respectively.

(g) Inverse floater, represents a security that pays interest at rates that increase (decrease) with a decline (increase) in a general money market index. Interest rate disclosed is the rate in effect on December 31, 1996. At December 31, 1996, the total of such securities is equal to 6.1% of total net assets for Florida Insured Tax Free Fund. Inverse floaters are considered illiquid securities.

(h) These securities, representing 10.8% and 4.7% of total net assets of Florida Tax Free Fund and Florida Limited Term Tax Free Fund, respectively, have been identified by Fund management as illiquid. Such determinations are reviewed from time to time by Fund management and are subject to change.



FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                                     VOYAGEUR FLORIDA TAX FREE FUND
                                                       -----------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1996                1996               1996
                                                            ------------        ------------        ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5891             $.5561              $.3706
                                                                ======             ======              ======


The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.


                                                                VOYAGEUR FLORIDA INSURED TAX FREE FUND
                                                       -----------------------------------------------------------
                                                                     PER CLASS               PER CLASS
                                                                      A SHARE                 B SHARE
                                                                    YEAR ENDED              YEAR ENDED
                                                                   DECEMBER 31,             DECEMBER 31,
                                                                       1996                       1996
                                                                   ------------             ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................            $.5293                  $.4773
                                                                      ======                  ======



                                                                 VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                                                       -----------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1996                1996                1996
                                                            ------------        ------------        ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.4714             $.3934              $.3726
                                                                ======             ======              ======



For federal income tax purposes, 100.00%, 99.98% and 98.74% of the above net investment income distributions for Voyageur Florida Tax Free Fund, Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund, respectively, were derived from interest exempt from federal income tax.

VOYAGEUR ON CALL (TM)

[Line Drawing of a telephone]
800.545.3863

We invite you to use the Voyaguer interactive voice response system, Voyageur On Call (TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.

VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115


VOY-FLAR 3/97